Cover	9 Months Ended
Sep. 30, 2019
Cover page.
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	Livongo Health, Inc.
Entity Central Index Key	0001639225
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false